Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Capital Commitments [Abstract]
Schedule of Capital Commitments
	As of December 31,
	2024	2025
	USD’000	USD’000
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	25,892	26,935
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,565)	(12,031)
Contracted for but not provided in the Consolidated Financial Statement	14,327	14,904